Income taxes	9 Months Ended
Sep. 30, 2018
Income taxes
Income taxes

Note 13 - Income taxes

Income tax expense for the three and nine months ended September 30, 2018 and 2017 was as follows:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Current income tax expense (recovery)	$18.1	(1.3)	$30.9	14.2
Deferred income tax (recovery) expense	(4.3)	4.2	7.5	10.2
	$13.8	$2.9	$38.4	$24.4